General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and Administrative Expenses
Employee costs	$ 12,691	$ 18,343	$ 16,079
Share-based compensation	1,357	760	3,032
Amortization of long-term employee benefits	3,272	2,332	684
Other expenses	17,614	13,572	23,518
Total	$ 34,934	$ 35,007	$ 43,313